Prepaid Expenses and Other Current Assets	9 Months Ended
Sep. 30, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets	Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consisted of the following (in thousands):

	September 30,	December 31,
	2021	2020
UK R&D tax credit	$6,664	$4,610
Prepaid insurance premium	4,469	3,154
Prepaid research and development	4,920	2,317
VAT recoverable	1,394	1,171
Deferred offering costs	228	—
Other current assets	1,058	796
	$18,733	$12,048